Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2023
Operating segment and geographic data
Schedule of segment revenues
2023
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other
(1)
Total
Geographical markets

Europe

4,547 2,455 2,294 1,932 340 11,568

The Americas

5,926 2,562 1,738 573 291 11,090
of which: United States 4,456 2,123 1,076 358 235 8,248

Asia, Middle East and Africa

3,899 2,276 2,212 1,119 71 9,577
of which: China

1,775 1,148 707 804 34 4,468
14,372 7,293 6,244 3,624 702 32,235
Product type

Products
13,437 6,219 3,661 3,063 630 27,010

Services and other
935 1,074 2,583 561 72 5,225
14,372 7,293 6,244 3,624 702 32,235

Third-party revenues
14,372 7,293 6,244 3,624 702 32,235

Intersegment revenues
212 521 26 16 (775) —
Total revenues 14,584 7,814 6,270 3,640 (73) 32,235
2022
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other
(1)
Total
Geographical markets

Europe

4,199 2,031 2,248 1,494 313 10,285

The Americas

5,140 2,148 1,566 524 195 9,573
of which: United States 3,769 1,787 943 373 151 7,023

Asia, Middle East and Africa

4,053 2,101 2,199 1,155 80 9,588
of which: China

1,948 1,147 666 897 38 4,696
13,392 6,280 6,013 3,173 588 29,446
Product type

Products
12,535 5,380 3,311 2,695 550 24,471

Services and other
857 900 2,702 478 38 4,975
13,392 6,280 6,013 3,173 588 29,446

Third-party revenues
13,392 6,280 6,013 3,173 588 29,446

Intersegment revenues
227 465 31 8 (731) —
Total revenues 13,619 6,745 6,044 3,181 (143) 29,446
2021
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other
(1)
Total
Geographical markets

Europe

4,371 2,015 2,416 1,578 149 10,529
The Americas

4,379 2,346 1,431 439 91 8,686
of which: United States 3,234 1,952 833 308 70 6,397
Asia, Middle East and Africa

3,907 2,111 2,367 1,270 75 9,730
of which: China

2,055 1,156 740 949 32 4,932
12,657 6,472 6,214 3,287 315 28,945
Product type

Products
11,773 5,555 3,298 2,804 315 23,745

Services and other
884 917 2,916 483 — 5,200
12,657 6,472 6,214 3,287 315 28,945

Third-party revenues
12,657 6,472 6,214 3,287 315 28,945

Intersegment revenues
237 453 45 10 (745) —
Total revenues 12,894 6,925 6,259 3,297 (430) 28,945
(1)

The amounts shown for “Intersegment revenues” within Corporate and Other primarily represents the consolidated intersegment revenue
elimination. These amounts include intersegment revenues of $ 67 million, $
65

million and $
33

million for 2023, 2022 and 2021, respectively.

Schedule of operational EBITA reconciliations
($ in millions) 2023 2022 2021
Operational EBITA:
Electrification 2,937 2,343 2,120
Motion 1,475 1,163 1,183
Process Automation

909 848 801
Robotics & Discrete Automation

536 340 355
Corporate and Other:
— E-mobility (167) (15) 1
— Corporate costs, intersegment

elimination and other
(263) (169) (338)
Total 5,427 4,510 4,122
Acquisition-related amortization
(220) (229) (250)
Restructuring, related and

implementation

costs
(1)
(219) (347) (160)
Changes in obligations

related to divested businesses
3 88 (9)
Gains and losses from

sale of businesses
101 (7) 2,193
Acquisition-

and divestment-related

expenses and integration

costs
(74) (195) (132)
Foreign exchange/commodity

timing differences in income

from operations:
Unrealized gains and losses

on derivatives (foreign

exchange,

commodities, embedded

derivatives)
19 32 (54)
Realized gains and losses

on derivatives where

the underlying hedged

transaction has not yet been

realized
12 (48) (2)
Unrealized foreign exchange

movements on receivables/payables

(and

related assets/liabilities)
(13) (15) 20
Certain other non-operational

items:
Other income/expenses

relating to the Power

Grids joint venture
36 (57) (34)
Regulatory, compliance and legal costs — (317) —
Business transformation

costs
(2) (205) (152) (92)
Changes in pre-acquisition

estimates
(4) (10) 6
Gains and losses from

sale of investments in

equity-accounted companies

Certain other fair value

changes, including asset

impairments
(10) 45 119
Other non-operational items 18 (4) (9)
Income from operations 4,871 3,337 5,718
Interest and dividend income
165 72 51
Interest and other finance

expense
(275) (130) (148)
Non-operational pension

(cost) credit
17 115 166
Income from continuing

operations before

taxes
4,778 3,394 5,787
(1)

Amounts in 2023 and 2022 include impairment of certain assets.
(2)

Amounts in 2023, 2022 and 2021 include ABB Way process transformation costs of

$
188

million, $
131

million and $
80

million, respectively.

Schedule of Depreciation and amortization, Capital expenditure, and Total assets by segment
Depreciation and Total assets (1),(2)
amortization Capital expenditures
(1)
at December 31,

($ in millions) 2023 2022 2021 2023 2022 2021 2023 2022 2021
Electrification 365 382 416 386 343 314 12,668 12,500 12,096
Motion 149 141 172 171 150 230 7,016 6,565 5,936
Process Automation

56 75 83 66 100 85 4,971 4,598 5,009
Robotics & Discrete
Automation 138 141 144 71 86 96 5,047 4,901 4,860
Corporate and Other 72 75 78 76 83 95 11,238 10,584 12,359
Consolidated 780 814 893 770 762 820 40,940 39,148 40,260
(1)

Capital expenditures and Total assets are after intersegment eliminations and therefore reflect third-party activities only.
(2)

At December 31, 2021, Corporate and Other included $
1,609

million related to the equity investment in Hitachi Energy,

which was
subsequently

sold in

December

2022 (see

Note 4).

Schedule of geographic information for long-lived assets	Long-lived assets at December 31, ($ in millions) 2023 2022 Europe 2,762 2,533 The Americas 1,335 1,256 Asia, Middle East and Africa 938 963 Total 5,035 4,752